UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	$175,921	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ACT MFG INC COM
000973107
$1,786
38,450
Sole
None
38,450
AGILENT TECHNOLOGIES COM
00846U101
$675
9,065
Sole
None
9,065
ALLTEL CORP COM
020039103
$347
5,604
Sole
None
5,604
AMERICAN EXPRESS CO COM
025816109
$1,345
25,800
Sole
None
25,800
AMERICAN INTL GROUP COM
026874107
$736
6,264
Sole
None
6,264
AMERIPATH INC COM
03071D109
$2,486
280,100
Sole
None
280,100
AT&T CORP COM
001957505
$660
20,883
Sole
None
20,883
AVERY DENNISON CORP COM
053611109
$275
4,100
Sole
None
4,100
BAKER HUGHES INC COM
057224107
$1,416
44,250
Sole
None
44,250
BANK ONE CORP COM
06423A103
$292
10,985
Sole
None
10,985
BANKAMERICA CORP NEW COM
060505104
$656
15,247
Sole
None
15,247
BOYKIN LODGING CO COM
103430104
$181
13,400
Sole
None
13,400
BRIGHT HORIZON FAMILY COM
109195107
$295
13,800
Sole
None
13,800
BRINKER INTL INC COM
109641100
$1,881
64,300
Sole
None
64,300
BRISTOL MYERS SQUIBB COM
110122108
$676
11,600
Sole
None
11,600
BRITISH PETE PLC AMERN SH
055622104
$891
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,070
70,461
Sole
None
70,461
CANADIAN NATL RY CO COM
136375102
$846
29,000
Sole
None
29,000
CARDINAL HEALTH
14149Y108
$1,528
20,650
Sole
None
20,650
CATERPILLAR INC DEL COM
149123101
$954
28,150
Sole
None
28,150
CENDANT CORP COM
151313103
$1,808
129,174
Sole
None
129,174
CENTEX CORP COM
152312104
$395
16,800
Sole
None
16,800
CENTRAL NEWSPAPERS INC CL A
154647101
$2,347
37,100
Sole
None
37,100
CENTURYTEL INC COM
156700106
$1,008
35,050
Sole
None
35,050
CHART INDS INC COM
16115Q100
$873
179,100
Sole
None
179,100
CISCO SYS INC COM
17275R102
$4,093
64,400
Sole
None
64,400
COMDISCO INC COM
200336105
$2,382
106,750
Sole
None
106,750
COMPAQ COMPUTER CORP COM
204493100
$908
35,535
Sole
None
35,535
COMPUWARE
205638109
$1,395
134,450
Sole
None
134,450
CONSOLIDATED STORES CP COM
210149100
$1,007
83,950
Sole
None
83,950
CROSSMANN CMNTYS INC COM
22764E109
$1,839
111,450
Sole
None
111,450
DONALDSON LUFKN&JEN NW
COM
257661108
$450
10,600
Sole
None
10,600
DUKE REALTY INVT INC COM NEW
264411505
$1,530
68,400
Sole
None
68,400
EASTMAN KODAK CO COM
277461109
$2,500
42,015
Sole
None
42,015
EEX CORP COM
26842V207
$198
34,033
Sole
None
34,033
ELAN PLC ADR
284131208
$456
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$6,024
93,400
Sole
None
93,400
EXXON CORP COM
30231G102
$1,136
14,474
Sole
None
14,474
FIRST UN CORP COM
337358105
$1,400
56,419
Sole
None
56,419
FIRSTMERIT CORP COM
337915102
$2,480
116,035
Sole
None
116,035
FLUOR CORP COM
343412102
$1,316
41,600
Sole
None
41,600
FORD MTR CO DEL COM
345370860
$475
11,039
Sole
None
11,039
FRANKLIN RES INC COM
354613101
$328
10,800
Sole
None
10,800
GATX CORP COM
361448103
$1,319
38,800
Sole
None
38,800
GENCORP INC COM
368682100
$968
120,975
Sole
None
120,975
GENERAL ELEC CO COM
369604103
$377
7,122
Sole
None
7,122
GENERAL MTRS CORP CL H NEW
370442832
$631
7,187
Sole
None
7,187
GENERAL MTRS CORP COM
370442105
$1,191
20,511
Sole
None
20,511
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$368
14,000
Sole
None
14,000
GILLETTE CO COM
375766102
$234
6,700
Sole
None
6,700
GTE CORP COM
362320103
$2,362
38,101
Sole
None
38,101
HALLIBURTON CO COM
406216101
$2,374
50,310
Sole
None
50,310
HANNA M A CO COM
410522106
$274
30,475
Sole
None
30,475
HARTFORD FINL SVCS COM
416515104
$705
12,600
Sole
None
12,600
HCA-THE HEALTHCARE COMPANY
404119109
$2,641
86,948
Sole
None
86,948
HEWLETT-PACKARD
428236103
$2,922
23,400
Sole
None
23,400
HILFIGER TOMMY CORP ORD
G8915Z102
$800
106,700
Sole
None
106,700
HORACE MANN EDUCTR CP COM
440327104
$970
64,644
Sole
None
64,644
HUFFY CORP COM
444356109
$319
73,925
Sole
None
73,925
INTEL CORP COM
458140100
$7,575
56,664
Sole
None
56,664
INTERNATIONAL BUS MACH COM
459200101
$491
4,480
Sole
None
4,480
ITT INDS INC IND COM
450911102
$984
32,400
Sole
None
32,400
J P MORGAN CHASE & CO COM
46625H100
$219
1,988
Sole
None
1,988
KEMPER NEW EUROPE FD CL M
48841Y404
$1,500
60,540
Sole
None
60,540
KENNAMETAL INC COM
489170100
$1,556
72,600
Sole
None
72,600
KIMBERLY CLARK CORP COM
494368103
$386
6,732
Sole
None
6,732
LEHMAN BROS HLDGS INC COM
524908100
$3,671
38,820
Sole
None
38,820
LOEWS CORP COM
540424108
$652
10,872
Sole
None
10,872
MENTOR CORP MINN COM
587188103
$859
31,600
Sole
None
31,600
MERCK & CO INC COM
589331107
$4,720
61,595
Sole
None
61,595
MICROSOFT CORP COM
594918104
$574
7,170
Sole
None
7,170
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$727
8,732
Sole
None
8,732
MOTOROLA
620076109
$2,168
74,595
Sole
None
74,595
NATIONAL CITY CORP COM
635405103
$347
20,324
Sole
None
20,324
NATIONAL SEMICONDUCTOR COM
637640103
$7,514
132,402
Sole
None
132,402
NORDSON CORP COM
655663102
$1,914
37,800
Sole
None
37,800
NORDSTROM INC
655664100
$2,696
111,740
Sole
None
111,740
ORACLE SYSTEMS
68389X105
$6,351
75,550
Sole
None
75,550
OWENS & MINOR INC NEW COM
690732102
$3,528
205,254
Sole
None
205,254
PAINE WEBBER GROUP INC COM
695629105
$808
17,762
Sole
None
17,762
PAUL-SON GAMING
703578104
$48
13,900
Sole
None
13,900
PFIZER INC COM
717081103
$213
4,440
Sole
None
4,440
PHARMACIA CORP COM
71713U102
$211
4,080
Sole
None
4,080
PROGRESSIVE CORP OHIO COM
743315103
$3,913
52,873
Sole
None
52,873
QUALITY DINING INC COM
74756P105
$396
120,600
Sole
None
120,600
READERS DIGEST ASSN INC
COMMON
755267101
$717
18,050
Sole
None
18,050
RJR NABISCO HLDGS CORP COM
NEW
62952P102
$1,237
47,700
Sole
None
47,700
ROYAL DUTCH PETE CO NY REG
GLD1.25
780257804
$296
4,800
Sole
None
4,800
SBC COMMUNICATIONS INC COM
78387G103
$2,596
60,017
Sole
None
60,017
SCHLUMBERGER LTD COM
806857108
$4,354
58,350
Sole
None
58,350
SCI SYSTEMS INC
783890106
$4,942
126,100
Sole
None
126,100
SCOTTS CO CL A
810186106
$2,373
65,020
Sole
None
65,020
SCUDDER NEW ASIA FD COM
811183102
$1,021
69,500
Sole
None
69,500
SEAGATE TECHNOLOGY COM
811804103
$961
17,475
Sole
None
17,475
SIMON PPTY GROUP NEW COM
828806109
$968
43,632
Sole
None
43,632
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$3,245
99,663
Sole
None
99,663
STERIS CORP COM
859152100
$1,221
137,577
Sole
None
137,577
SUNGLASS HUT INTL INC COM
86736F106
$1,607
195,550
Sole
None
195,550
TECUMSEH PRODS CO CL A
878895200
$306
8,000
Sole
None
8,000
TENET HEALTHCARE CORP COM
88033G100
$787
29,130
Sole
None
29,130
TERADYNE INC COM
880770102
$2,653
36,100
Sole
None
36,100
TEXACO INC COM
881694103
$1,124
21,100
Sole
None
21,100
TIME WARNER INC COM
887317105
$296
3,900
Sole
None
3,900
TOLL BROTHERS INC COM
889478103
$226
11,034
Sole
None
11,034
TRANSOCEAN SEDCO FOREX INC
g90078109
$4,176
78,148
Sole
None
78,148
TRW INC COM
872649108
$2,149
49,554
Sole
None
49,554
UNITED ASSET MGMT CORP COM
909420101
$3,582
153,250
Sole
None
153,250
VODAFONE GROUP PLC
92857W100
$307
7,410
Sole
None
7,410
WACHOVIA CORP 2ND NEW COM
929903102
$639
26,429
Sole
None
26,429
WILD OATS MARKETS INC COM
96808B107
$2,792
222,274
Sole
None
222,274
WORLDCOM INC COM
98157D106
$2,527
55,081
Sole
None
55,081









$175,921